UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.6%
Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$704	$756,217

Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	505	505,893

Canyon Capital CLO, Ltd.:

Series 2016-1A, Class BR, 1.884%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	1,000,534

Series 2016-1A, Class DR, 2.984%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	989,776

Carlyle Global Market Strategies CLO, Ltd.:

Series 2014-3RA, Class A2, 1.731%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	995,833

Series 2014-3RA, Class C, 3.131%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	973,306

Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,658	2,659,974

DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	329	351,649

Diamond Infrastructure Funding, LLC:

Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,460	1,455,411

Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	312,678

Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,125	1,201,828

Dryden CLO, Ltd., Series 2018-55A, Class D, 3.034%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	992,330

FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	960	1,006,390

Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	513	520,305

Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	5,005,664

Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,502	1,479,890

Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,573	1,615,750

Jersey Mike’s Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,039	1,118,022

LL ABS Trust:

Series 2019-1A, Class A, 2.87%, 3/15/27(1)	55	54,776

Series 2020-1A, Class A, 2.33%, 1/17/28(1)	322	324,392

Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	348	324,319

Marlette Funding Trust, Series 2021-1A, Class A, 0.60%, 6/16/31(1)	273	272,902

Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,370	1,416,670

OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/29(1)	1,699	1,704,465

Security	Principal Amount (000’s omitted)	Value

Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	$419	$417,570

Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,552,439

Pagaya AI Debt Selection Trust:

Series 2021-2, 3.00%, 1/25/29(1)	1,990	2,006,553

Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,075	1,075,771

Planet Fitness Master Issuer, LLC:

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,969	1,984,329

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,024	1,038,271

ServiceMaster Funding, LLC:

Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	559	580,642

Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	651	687,178

SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,692	3,904,052

Small Business Lending Trust:

Series 2019-A, Class A, 2.85%, 7/15/26(1)	104	103,717

Series 2020-A, Class A, 2.62%, 12/15/26(1)	280	280,862

Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,810	1,918,850

SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,822	1,842,824

Stack Infrastructure Issuer, LLC:

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,707	9,227,717

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	773,396

Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	273	271,944

Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,508	2,573,880

Tesla Auto Lease Trust:

Series 2018-B, Class A, 3.71%, 8/20/21(1)	6	5,973

Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,050	1,053,510

Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,680	3,729,698

Series 2020-A, Class A3, 0.68%, 12/20/23(1)	288	289,322

Series 2020-A, Class A4, 0.78%, 12/20/23(1)	361	363,440

Towd Point Asset Trust, Series 2018-SL1, Class A, 0.692%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	2,856	2,840,411

Upland CLO, Ltd., Series 2016-1A, Class CR, 3.088%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	988,775

Vantage Data Centers Issuer, LLC:

Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,146	1,186,842

Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,211,643

Voya CLO, Ltd., Series 2018-2A, Class B1, 1.734%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	996,778

Willis Engine Structured Trust:

Series 2020-A, Class B, 4.212%, 3/15/45(1)	976	897,139

Series 2020-A, Class C, 6.657%, 3/15/45(1)	321	229,107

Total Asset-Backed Securities (identified cost $71,110,486)		$72,071,607

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 4.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 2.592%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$757	$774,115

Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,232	1,228,462

Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,879	1,900,664

Series 2019-DNA4, Class M2, 2.042%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	684	688,494

Series 2020-DNA2, Class M1, 0.842%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	306	306,615

Series 2020-DNA5, Class M1, 1.35%, (SOFR + 1.30%), 10/25/50(1)(2)	129	129,149

Series 2020-DNA5, Class M2, 2.85%, (SOFR + 2.80%), 10/25/50(1)(2)	470	477,541

Series 2020-DNA6, Class M2, 2.05%, (SOFR + 2.00%), 12/25/50(1)(2)	1,215	1,228,555

Series 2021-DNA3, Class M1, 0.80%, (SOFR + 0.75%), 10/25/33(1)(2)	1,015	1,017,642

		$7,751,237

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$117	$131,436

Series 2011-135, Class PK, 4.50%, 5/25/40	313	320,329

Series 2013-6, Class HD, 1.50%, 12/25/42	89	89,556

Series 2014-70, Class KP, 3.50%, 3/25/44	564	596,928

Series 2018-M4, Class A2, 3.045%, 3/25/28(3)	770	855,258

Series 2019-M1, Class A2, 3.554%, 9/25/28(3)	3,429	3,922,119

Series 2019-M22, Class A2, 2.522%, 8/25/29	302	324,189

Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,759,730

		$10,999,545

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 5.342%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$804	$842,105

Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	492	495,895

Series 2014-C02, Class 2M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	387	391,562

Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	156	157,092

Series 2014-C03, Class 2M2, 2.992%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	697	713,108

Series 2017-C06, Class 1M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	931	947,810

Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	400	402,578

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2019-R05, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	$113	$113,381

		$4,063,531

Total Collateralized Mortgage Obligations (identified cost $22,143,800)		$22,814,313

Commercial Mortgage-Backed Securities — 7.9%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:

Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$3,325	$2,997,853

Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,635	1,349,470

Bellemeade Re, Ltd.:

Series 2021-1A, Class M1A, 1.80%, (SOFR + 1.75%), 3/25/31(1)(2)	550	557,923

Series 2021-1A, Class M1B, 2.25%, (SOFR + 2.20%), 3/25/31(1)(2)	390	403,290

Series 2021-2A, Class M1A, 1.25%, (SOFR + 1.20%), 6/25/31(1)(2)	857	860,068

BX Commercial Mortgage Trust:

Series 2019-XL, Class A, 0.993%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	3,005	3,012,828

Series 2019-XL, Class B, 1.153%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,195	1,198,270

CFCRE Commercial Mortgage Trust:

Series 2016-C7, Class C, 4.408%, 12/10/54(3)	1,250	1,209,276

Series 2016-C7, Class D, 4.408%, 12/10/54(1)(3)	2,000	1,800,215

CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.573%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,936,678

COMM Mortgage Trust, Series 2014-CR21, Class C, 4.422%, 12/10/47(3)	500	524,698

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.527%, 12/15/49(3)	1,775	1,592,587

Extended Stay America Trust:

Series 2021-ESH, Class A, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(4)	498	500,645

Series 2021-ESH, Class C, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	1,738	1,749,402

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,260	1,315,274

Home Re, Ltd., Series 2021-1, Class M1B, 1.642%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	1,135	1,152,341

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.705%, 9/15/47(1)(3)	$990	$756,193

Series 2014-C25, Class D, 4.095%, 11/15/47(1)(3)	1,960	1,549,303

JPMorgan Chase Commercial Mortgage Securities Trust:

Series 2011-C5, Class D, 5.611%, 8/15/46(1)(3)	2,000	1,797,819

Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,415,556

Series 2013-C13, Class D, 4.213%, 1/15/46(1)(3)	2,000	2,044,009

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.903%, 5/15/49(3)(5)	993	1,053,648

Morgan Stanley Capital I Trust:

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	1,745	1,006,678

Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	2,521	2,466,568

Motel 6 Trust, Series 2017-MTL6, Class D, 2.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	259	259,508

Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.273%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,469,540

Provident Funding Mortgage Trust, Series 2020-1, Class A3, 3.00%, 2/25/50(1)	69	69,766

SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	772	806,805

Toorak Mortgage Corp., Ltd.:

Series 2018-1, Class A1, 4.336% , 8/25/21(1)	387	389,485

Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(6)	730	734,558

Wells Fargo Commercial Mortgage Trust:

Series 2015-LC22, Class C, 4.557%, 9/15/58(3)	900	959,698

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	412,248

Total Commercial Mortgage-Backed Securities (identified cost $47,002,912)		$45,352,200

U.S. Government Agency Mortgage-Backed Securities — 10.9%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Pool #A93547, 4.50%, 8/1/40	$435	$483,472

Pool #C03490, 4.50%, 8/1/40	262	291,229

Pool #C09031, 2.50%, 2/1/43	950	988,234

Pool #G07589, 5.50%, 6/1/41	1,542	1,796,790

Pool #G08596, 4.50%, 7/1/44	410	452,470

Pool #G08670, 3.00%, 10/1/45	591	622,062

Pool #G08701, 3.00%, 4/1/46	805	847,622

Pool #G60608, 4.00%, 5/1/46	1,820	1,973,278

Pool #G60761, 3.00%, 10/1/43	1,025	1,088,790

Pool #Q17453, 3.50%, 4/1/43	990	1,064,733

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Pool #Q34310, 3.50%, 6/1/45	$715	$765,913

Pool #Q40264, 3.50%, 5/1/46	593	632,693

Pool #Q45051, 3.00%, 12/1/46	1,927	2,047,126

Pool #Q46889, 3.50%, 3/1/47	1,388	1,490,857

Pool #Q47999, 4.00%, 5/1/47	1,746	1,895,810

Pool #ZT0383, 3.50%, 3/1/48	744	785,145

		$17,226,224

Federal National Mortgage Association:

30-Year, 2.50%, TBA(7)	$20,800	$21,516,624

30-Year, 3.00%, TBA(7)	5,325	5,552,146

Pool #AB3678, 3.50%, 10/1/41	2,286	2,492,250

Pool #AL7524, 5.00%, 7/1/41	422	479,281

Pool #AS3892, 4.00%, 11/1/44	557	604,958

Pool #AS5332, 4.00%, 7/1/45	559	606,294

Pool #AS6014, 4.00%, 10/1/45	342	371,402

Pool #BA0891, 3.50%, 1/1/46	1,238	1,319,938

Pool #BA3938, 3.50%, 1/1/46	824	878,896

Pool #BD1183, 3.50%, 12/1/46	429	456,687

Pool #BE2316, 3.50%, 1/1/47	1,477	1,572,264

Pool #BM1144, 2.50%, 3/1/47	1,097	1,139,136

Pool #FM7023, 3.00%, 7/1/49	1,613	1,681,148

Pool #MA1789, 4.50%, 2/1/44	413	453,437

Pool #MA2653, 4.00%, 6/1/46	857	927,588

		$40,052,049

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,310	$1,428,258

Pool #CB2653, 2.50%, 3/20/51	1,641	1,709,475

Pool #CB8629, 2.50%, 4/20/51	2,168	2,269,017

		$5,406,750

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $61,690,452)		$62,685,023

Corporate Bonds — 40.4%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.4%

Delta Air Lines, Inc., 3.625%, 3/15/22	$914	$927,040

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,436	1,597,645

		$2,524,685

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Automotive — 0.8%

General Motors Co.:

4.20%, 10/1/27	$2,383	$2,660,169

5.40%, 4/1/48	1,563	1,994,488

		$4,654,657

Banks — 15.1%

Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	$2,150	$2,239,440

Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,254,837

Bank of America Corp.:

1.734% to 7/22/26, 7/22/27(8)	3,431	3,459,249

1.898% to 7/23/30, 7/23/31(8)	2,400	2,335,391

1.922% to 10/24/30, 10/24/31(8)	1,806	1,761,858

2.087% to 6/14/28, 6/14/29(8)	3,387	3,417,709

2.456% to 10/22/24, 10/22/25(8)	963	1,008,018

3.974% to 2/7/29, 2/7/30(8)	807	916,219

BankUnited, Inc., 5.125%, 6/11/30	1,020	1,190,710

Barclays PLC:

2.852% to 5/7/25, 5/7/26(8)	2,585	2,732,429

4.836%, 5/9/28	1,610	1,811,185

BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,165	1,179,679

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	933,596

Capital One Financial Corp.:

3.30%, 10/30/24	3,227	3,477,877

3.75%, 4/24/24	700	756,931

Citigroup, Inc.:

2.666% to 1/29/30, 1/29/31(8)	912	942,297

3.106% to 4/8/25, 4/8/26(8)	1,447	1,549,363

3.668% to 7/24/27, 7/24/28(8)	1,685	1,860,084

3.70%, 1/12/26	1,000	1,106,675

3.887% to 1/10/27, 1/10/28(8)	909	1,012,477

4.00% to 12/10/25(8)(9)	1,090	1,129,512

4.075% to 4/23/28, 4/23/29(8)	1,855	2,105,917

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(8)	982	1,040,616

Deutsche Bank AG/New York, NY, 2.222% to 9/18/23, 9/18/24(8)	1,516	1,557,534

Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	1,193	1,268,117

Discover Financial Services:

3.95%, 11/6/24	490	534,626

6.125% to 6/23/25(8)(9)	360	405,342

Goldman Sachs Group, Inc. (The):

2.905% to 7/24/22, 7/24/23(8)	1,909	1,957,132

3.75%, 2/25/26	970	1,073,559

3.85%, 1/26/27	1,510	1,665,093

5.75%, 1/24/22	951	980,475

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

HSBC Holdings PLC, 2.357% to 8/18/30, 8/18/31(8)	$982	$983,570

International Bank for Reconstruction & Development:

0.18%, (SOFR + 0.13%), 1/13/23(2)	2,756	2,757,295

1.375%, 4/20/28	1,900	1,917,078

JPMorgan Chase & Co.:

0.63%, (SOFR + 0.58%), 3/16/24(2)	2,339	2,354,973

2.522% to 4/22/30, 4/22/31(8)	1,500	1,544,816

2.739% to 10/15/29, 10/15/30(8)	3,235	3,388,558

2.956% to 5/13/30, 5/13/31(8)	634	666,710

3.782% to 2/1/27, 2/1/28(8)	1,000	1,111,130

5.625%, 8/16/43	628	888,896

Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(8)	1,661	1,732,970

Macquarie Bank, Ltd.:

3.052% to 3/3/31, 3/3/36(1)(8)	1,454	1,447,806

3.624%, 6/3/30(1)	970	1,027,122

National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	1,294	1,289,807

PPTT, 2006-A GS, Class A, 5.812%(1)(9)(10)	259	291,178

Santander Holdings USA, Inc.:

3.45%, 6/2/25	1,788	1,922,295

4.50%, 7/17/25	712	790,672

Societe Generale S.A., 4.75% to 5/26/26(1)(8)(9)	777	807,109

Standard Chartered PLC:

1.319% to 10/14/22, 10/14/23(1)(8)	800	807,888

1.456% to 1/14/26, 1/14/27(1)(8)	808	801,570

Synovus Bank/Columbus, GA:

2.289% to 2/10/22, 2/10/23(8)	2,450	2,469,391

4.00% to 10/29/25, 10/29/30(8)	940	998,750

Synovus Financial Corp., 3.125%, 11/1/22	622	639,794

Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	655	682,150

Truist Financial Corp.:

1.267% to 3/2/26, 3/2/27(8)	1,185	1,184,275

5.10% to 3/1/30(8)(9)	1,427	1,607,159

UBS AG, 1.25%, 6/1/26(1)	1,442	1,438,857

UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(8)	1,652	1,619,877

Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(8)	966	951,384

		$86,787,027

Beverages — 0.1%

Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$538,650

		$538,650

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Building Materials — 1.1%

Eagle Materials, Inc., 2.50%, 7/1/31(4)	$3,005	$2,980,954

Owens Corning, 3.95%, 8/15/29	2,462	2,784,330

Vulcan Materials Co., 4.50%, 6/15/47	479	581,792

		$6,347,076

Chemicals — 0.4%

Alpek SAB de CV:

3.25%, 2/25/31(1)	$1,200	$1,218,468

4.25%, 9/18/29(1)	920	1,001,218

		$2,219,686

Commercial Services — 1.0%

Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,896,540

Block Financial, LLC, 3.875%, 8/15/30	1,362	1,473,742

Ford Foundation (The), 2.415%, 6/1/50	650	627,164

Western Union Co. (The), 6.20%, 11/17/36	1,545	1,952,547

		$5,949,993

Computers — 0.8%

DXC Technology Co.:

4.125%, 4/15/25	$937	$1,030,386

4.25%, 4/15/24	229	248,577

4.75%, 4/15/27	397	457,486

Seagate HDD Cayman:

3.375%, 7/15/31(1)	870	841,869

4.091%, 6/1/29(1)	463	474,663

5.75%, 12/1/34	1,473	1,697,110

		$4,750,091

Diversified Financial Services — 4.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust:

4.50%, 9/15/23	$1,246	$1,336,532

6.50%, 7/15/25	742	870,845

Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,810	1,956,452

Air Lease Corp., 2.875%, 1/15/26	700	736,048

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,140	1,173,630

Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,000	3,146,100

Brookfield Finance, LLC, 3.45%, 4/15/50	1,943	2,010,329

CI Financial Corp.:

3.20%, 12/17/30	1,403	1,441,396

4.10%, 6/15/51	690	722,501

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)

Ford Motor Credit Co., LLC:

1.068%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	$1,566	$1,564,081

2.979%, 8/3/22	2,203	2,239,063

4.14%, 2/15/23	300	311,250

KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,451,096

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.:

4.50%, 3/15/27(1)	432	487,284

4.875%, 4/15/45(1)	1,157	1,349,376

Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,564,003

UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(8)	611	666,881

		$23,026,867

Electric Utilities — 0.5%

Entergy Corp., 4.00%, 7/15/22	$1,046	$1,079,187

ITC Holdings Corp., 4.05%, 7/1/23	680	719,878

NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,240	1,255,309

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	40,138

		$3,094,512

Electrical and Electronic Equipment — 1.1%

Jabil, Inc.:

3.00%, 1/15/31	$2,773	$2,856,862

3.60%, 1/15/30	2,207	2,392,140

4.70%, 9/15/22	959	1,006,455

		$6,255,457

Energy — 0.2%

Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$1,265	$1,312,531

		$1,312,531

Foods — 0.9%

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$1,587	$1,625,882

Kraft Heinz Foods Co., 4.375%, 6/1/46	1,557	1,767,249

Smithfield Foods, Inc.:

2.65%, 10/3/21(1)	1,304	1,310,707

3.00%, 10/15/30(1)	210	211,990

		$4,915,828

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.6%

Centene Corp.:

2.50%, 3/1/31	$1,583	$1,563,213

3.375%, 2/15/30	784	820,593

4.25%, 12/15/27	798	841,890

		$3,225,696

Insurance — 0.6%

Athene Global Funding, 2.45%, 8/20/27(1)	$2,795	$2,887,223

Principal Financial Group, Inc., 4.30%, 11/15/46	534	646,147

		$3,533,370

Machinery — 0.9%

Flowserve Corp., 3.50%, 10/1/30	$695	$733,923

nVent Finance S.a.r.l., 4.55%, 4/15/28	2,700	2,969,903

Valmont Industries, Inc., 5.25%, 10/1/54	1,248	1,552,981

		$5,256,807

Media — 1.6%

Charter Communications Operating, LLC/Charter Communications Operating Capital:

2.80%, 4/1/31	$1,269	$1,298,797

4.80%, 3/1/50	2,895	3,331,248

Comcast Corp.:

2.45%, 8/15/52	2,146	1,942,840

4.70%, 10/15/48	613	791,700

Discovery Communications, LLC, 5.20%, 9/20/47	1,321	1,644,542

		$9,009,127

Miscellaneous Manufacturing — 0.2%

Hexcel Corp., 4.20%, 2/15/27	$1,106	$1,191,270

		$1,191,270

Oil and Gas — 0.8%

National Fuel Gas Co., 2.95%, 3/1/31	$1,707	$1,720,148

NOV, Inc., 3.60%, 12/1/29	961	1,006,329

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,853,425

		$4,579,902

Other Revenue — 0.7%

BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$3,245,024

OneMain Finance Corp., 3.50%, 1/15/27	746	752,528

		$3,997,552

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 0.2%

CVS Health Corp., 3.00%, 8/15/26	$1,236	$1,334,221

		$1,334,221

Pipelines — 0.4%

Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	$1,851	$1,951,055

		$1,951,055

Real Estate Investment Trusts (REITs) — 1.8%

Agree, L.P., 2.00%, 6/15/28	$520	$516,287

Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,424,652

Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	1,019,048

HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	1,436	1,448,565

Iron Mountain, Inc.:

4.50%, 2/15/31(1)	977	990,434

5.00%, 7/15/28(1)	339	352,950

Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,184,601

SITE Centers Corp., 3.625%, 2/1/25	874	924,314

Sun Communities Operating, L.P., 2.70%, 7/15/31	455	455,949

		$10,316,800

Retail-Specialty and Apparel — 1.1%

7-Eleven, Inc., 0.80%, 2/10/24(1)	$1,478	$1,474,900

Macy’s Retail Holdings, LLC, 2.875%, 2/15/23	1,182	1,197,378

Nordstrom, Inc.:

4.25%, 8/1/31(1)	819	853,974

4.375%, 4/1/30	1,040	1,085,392

5.00%, 1/15/44	1,508	1,505,309

		$6,116,953

Technology — 0.1%

Western Digital Corp., 4.75%, 2/15/26	$690	$767,625

		$767,625

Telecommunications — 2.6%

AT&T, Inc.:

3.55%, 9/15/55(1)	$1,251	$1,257,016

3.65%, 6/1/51	2,875	2,992,324

3.65%, 9/15/59(1)	372	377,810

3.80%, 12/1/57(1)	2,258	2,356,850

Nokia Oyj:

4.375%, 6/12/27	981	1,086,536

6.625%, 5/15/39	1,242	1,611,091

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

SES GLOBAL Americas Holdings GP, 5.30%, 3/25/44(1)	$661	$775,079

SES S.A., 5.30%, 4/4/43(1)	393	461,952

T-Mobile USA, Inc.:

2.25%, 11/15/31	278	275,277

2.55%, 2/15/31	646	655,044

2.625%, 4/15/26	994	1,018,835

4.50%, 4/15/50	1,511	1,801,087

		$14,668,901

Transportation — 0.5%

FedEx Corp., 4.55%, 4/1/46	$500	$608,248

SMBC Aviation Capital Finance DAC:

3.00%, 7/15/22(1)	914	935,152

3.55%, 4/15/24(1)	1,200	1,275,510

		$2,818,910

Utilities — 1.9%

AES Corp. (The), 2.45%, 1/15/31(1)	$2,342	$2,321,030

American Water Capital Corp.:

2.30%, 6/1/31	2,740	2,787,895

2.95%, 9/1/27	1,426	1,538,901

Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(8)	1,704	1,806,240

Southern Co. Gas Capital Corp.:

2.45%, 10/1/23	1,060	1,102,384

3.95%, 10/1/46	1,270	1,416,724

		$10,973,174

Total Corporate Bonds (identified cost $221,803,974)		$232,118,423

Preferred Securities — 0.9%
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	30,718	$679,175

		$679,175

Real Estate Management & Development — 0.4%

Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$2,122,450

		$2,122,450

Security	Shares	Value

Wireless Telecommunication Services — 0.4%

United States Cellular Corp., 5.50%	93,600	$2,451,384

		$2,451,384

Total Preferred Securities (identified cost $5,110,024)		$5,253,009

Senior Floating-Rate Loans — 1.5%(11)
Borrower/Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,219	$1,210,413

		$1,210,413

Drugs — 0.3%

PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$1,796	$1,795,388

		$1,795,388

Electronics / Electrical — 0.3%

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$1,007	$1,010,208

MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	76	75,344

Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	514	508,816

		$1,594,368

Equipment Leasing — 0.1%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$630,412

		$630,412

Health Care — 0.1%

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$761	$761,109

		$761,109

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Insurance — 0.1%

Asurion, LLC:

Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$533	$530,399

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	249	246,204

		$776,603

Leisure Goods / Activities / Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$244	$241,280

		$241,280

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$493	$486,690

Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	246,346

Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	991,528

		$1,724,564

Total Senior Floating-Rate Loans (identified cost $8,762,234)		$8,734,137

Sovereign Government Bonds — 1.3%
Security	Principal Amount (000’s omitted)	Value

Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$7,000	$7,159,452

Total Sovereign Government Bonds (identified cost $7,160,188)		$7,159,452

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.3%

California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,527,784

		$1,527,784

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.7%

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:

2.094%, 9/1/30	$820	$839,073

2.184%, 9/1/31	650	664,612

2.264%, 9/1/32	585	597,139

2.344%, 9/1/33	635	647,008

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	7,238,092

		$9,985,924

Total Taxable Municipal Obligations (identified cost $10,870,000)		$11,513,708

U.S. Treasury Obligations — 21.6%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bonds:

1.375%, 8/15/50	$2,806	$2,366,357

1.625%, 11/15/50	8,674	7,792,867

1.875%, 2/15/41	1,069	1,046,785

1.875%, 2/15/51	7,427	7,090,464

U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(12)	4,918	5,646,647

U.S. Treasury Notes:

0.125%, 1/31/23	14,169	14,156,824

0.125%, 4/30/23	3,886	3,879,169

0.125%, 8/15/23	2,111	2,104,898

0.25%, 6/15/24	9,663	9,604,494

0.25%, 5/31/25	3,310	3,255,049

0.375%, 11/30/25	1,414	1,388,758

0.375%, 12/31/25	12,408	12,174,865

0.375%, 1/31/26	8,006	7,846,818

0.50%, 2/28/26	3,144	3,096,901

0.625%, 8/15/30	1,127	1,050,135

0.75%, 4/30/26	6,300	6,268,746

0.875%, 11/15/30	9,773	9,295,039

1.125%, 2/29/28	5,780	5,763,744

1.125%, 2/15/31	10,686	10,375,438

1.25%, 3/31/28	2,415	2,424,905

1.25%, 4/30/28	5,950	5,969,524

1.25%, 6/30/28	1,455	1,457,387

Total U.S. Treasury Obligations (identified cost $124,457,225)		$124,055,814

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(13)	11,609,748	$11,609,748

Total Short-Term Investments (identified cost $11,609,748)		$11,609,748

Total Investments — 105.1% (identified cost $591,721,043)		$603,367,434

Other Assets, Less Liabilities — (5.1)%		$(29,446,919)

Net Assets — 100.0%		$573,920,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $167,002,055 or 29.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.

(4)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2021.

(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 7).
(6)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.

(7)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2021.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	65	Long	9/30/21	$14,320,820	$(23,967)

U.S. 5-Year Treasury Note	92	Long	9/30/21	11,355,531	(38,410)

U.S. 10-Year Treasury Note	56	Long	9/21/21	7,420,000	19,891

U.S. Long Treasury Bond	36	Long	9/21/21	5,787,000	168,695

U.S. Ultra-Long Treasury Bond	132	Long	9/21/21	25,434,750	1,113,548

U.S. Ultra 10-Year Treasury Note	(471)	Short	9/21/21	(69,332,672)	(1,031,033)

					$208,724

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $575,210,530)	$587,230,792

Affiliated investments, at value (identified cost, $16,510,513)	16,136,642

Cash	137,361

Deposits for derivatives collateral — financial futures contracts	401,442

Interest receivable	2,731,894

Interest and dividends receivable from affiliated investments	11,517

Receivable from affiliate	3,964

Total assets	$606,653,612

Liabilities

Payable for when-issued/delayed delivery/forward commitment securities	$32,344,805

Payable for variation margin on open financial futures contracts	35,623

Payable to affiliates:

Investment adviser fee	211,870

Trustees’ fees	7,115

Accrued expenses	133,684

Total liabilities	$32,733,097

Net Assets applicable to investors’ interest in Portfolio	$573,920,515

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Interest	$6,997,612

Dividends	154,687

Interest and dividends from affiliated investments	70,735

Total investment income	$7,223,034

Expenses

Investment adviser fee	$1,243,330

Trustees’ fees and expenses	13,895

Custodian fee	73,944

Legal and accounting services	43,236

Miscellaneous	9,754

Total expenses	$1,384,159

Deduct —

Allocation of expenses to affiliate	$29,208

Total expense reductions	$29,208

Net expenses	$1,354,951

Net investment income	$5,868,083

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$4,840,799

Investment transactions — affiliated investments	183,015

Financial futures contracts	(405,154)

Net realized gain	$4,618,660

Change in unrealized appreciation (depreciation) —

Investments	$(8,060,372)

Investments — affiliated investments	(184,729)

Financial futures contracts	291,960

Net change in unrealized appreciation (depreciation)	$(7,953,141)

Net realized and unrealized loss	$(3,334,481)

Net increase in net assets from operations	$2,533,602

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$5,868,083	$13,749,867

Net realized gain	4,618,660	16,372,622

Net change in unrealized appreciation (depreciation)	(7,953,141)	10,973,429

Net increase in net assets from operations	$2,533,602	$41,095,918

Capital transactions —

Contributions	$40,693,241	$80,326,660

Withdrawals	(45,259,786)	(135,858,908)

Net decrease in net assets from capital transactions	$(4,566,545)	$(55,532,248)

Net decrease in net assets	$(2,032,943)	$(14,436,330)

Net Assets

At beginning of period	$575,953,458	$590,389,788

At end of period	$573,920,515	$575,953,458

25	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2020		2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.49	%(2)	0.49%		0.49%	0.49%	0.49%	0.50%

Net investment income	2.12	%(2)	2.46%		2.86%	2.98%	2.46%	2.01%

Portfolio Turnover	59	%(3)(4)	93	%(4)	89%	65%	123%	132	%(4)

Total Return(1)	0.37	%(3)	8.16%		9.28%	(0.50)%	4.48%	2.73%

Net assets, end of period (000’s omitted)	$573,921		$575,953		$590,390	$506,016	$479,364	$484,256

(1)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.02%, 0.01% and 0.01% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(2)	Annualized.

(3)	Not annualized.

(4)	Includes the effect of To Be Announced (TBA) transactions.

26	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2021, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 73.7% and 26.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

27

Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis , including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery, when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.450% of the Portfolio’s average daily net assets up to $1 billion, 0.425% from $1 billion up to

28

Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

$2 billion, 0.415% from $2 billion up to $5 billion and 0.405% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the Portfolio’s investment adviser fee amounted to $1,243,330 or 0.450% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $29,208 of the Portfolio’s operating expenses for the six months ended June 30, 2021. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$87,184,840	$100,957,384

U.S. Government and Agency Securities	276,041,823	231,410,285

	$363,226,663	$332,367,669

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$592,235,173

Gross unrealized appreciation	$16,628,063

Gross unrealized depreciation	(5,287,078)

Net unrealized appreciation	$11,340,985

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2021 is included in the Portfolio of Investments. At June 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$1,302,134	$(1,093,410)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

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Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(43,749)	$—

Financial futures contracts	(405,154)	291,960

Total	$(448,903)	$291,960

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2021, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$64,587,000	$69,727,000

The average number of purchased options contracts outstanding during the six months ended June 30, 2021, which is indicative of the volume of this derivative type, was 28 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

30

Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $16,136,642, which represents 2.8% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended June 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust,

Series 2016-C29, Class C, 4.903%, 5/15/49(1)	$—	$—	$—	$—	$3,653	$1,053,648	$16,104	$993,200

Morgan Stanley Capital I Trust:

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	—	—	—	—	1,517	1,006,678	24,128	1,745,000

Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)	—	—	—	—	14,177	2,466,568	12,910	2,521,000

Corporate Bonds

Morgan Stanley:

0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(4,546,503)	12,503	(21,490)	—	2,375	—

3.772% to 1/24/28, 1/24/29(1)	—	—	(1,142,216)	122,216	(125,574)	—	214	—

4.875%, 11/1/22(1)	—	—	(1,207,629)	50,463	(57,012)	—	3,716	—

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	52,287,209	125,388,890	(166,064,184)	(2,167)	—	11,609,748	11,288	11,609,748

Totals				$183,015	$(184,729)	$16,136,642	$70,735

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$72,071,607	$—	$72,071,607

Collateralized Mortgage Obligations	—	22,814,313	—	22,814,313

Commercial Mortgage-Backed Securities	—	45,352,200	—	45,352,200

U.S. Government Agency Mortgage-Backed Securities	—	62,685,023	—	62,685,023

Corporate Bonds	—	232,118,423	—	232,118,423

Preferred Securities	5,253,009	—	—	5,253,009

Senior Floating-Rate Loans	—	8,734,137	—	8,734,137

Sovereign Government Bonds	—	7,159,452	—	7,159,452

Taxable Municipal Obligations	—	11,513,708	—	11,513,708

U.S. Treasury Obligations	—	124,055,814	—	124,055,814

Short-Term Investments	—	11,609,748	—	11,609,748

Total Investments	$5,253,009	$598,114,425	$—	$603,367,434

Futures Contracts	$1,302,134	$—	$—	$1,302,134

Total	$6,555,143	$598,114,425	$—	$604,669,568

Liability Description

Futures Contracts	$(1,093,410)	$—	$—	$(1,093,410)

Total	$(1,093,410)	$—	$—	$(1,093,410)

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

32

Eaton Vance

Core Bond Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Core Bond Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research to serve as investment adviser to Core Bond Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	10,310,833.968	43,519.378	161,035.269	0

Proposal 2	10,316,143.242	32,457.895	166,787.478	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Core Bond Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

93.289%	1.296%	5.414%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

33

Eaton Vance

Core Bond Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Eaton Vance

Core Bond Fund

June 30, 2021

Officers and Trustees

Officers of Eaton Vance Core Bond Fund and Core Bond Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

36

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

37

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021